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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/07
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Glazer Capital Management
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Address: 237 Park Avenue South
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         New York, NY 10017
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        CIK # - 0001076809

Form 13F File Number:  28-11674
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jason Daniels
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Title: Client Service Representative
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Phone: 212-713-4828
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Signature, Place, and Date of Signing:

Jon Kuber                               New York, NY              08/11/06
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -------------
Form 13F Information Table Entry Total:
                                            -------------
Form 13F Information Table Value Total:     $
                                            -------------
                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

REPORTING MANAGER - GLAZ - GLAZER CAPITAL MANAGEMENT
CIK
CCC
                                                   6/30/2007

                                                                                   ITEM 6
             ITEM 1          ITEM 2   ITEM 3        ITEM 4       ITEM 5          INVEST. DISC.       ITEM 7           ITEM 8
                                                                SHARES OR                  SHARED                 VOTING AUTHORITY
                            TITLE OF  CUSIP          FAIR       PRINCIPAL    SOLE  SHARED   OTHER    OTHER      SOLE   SHARED   NONE
     NAME OF ISSUER          CLASS    NUMBER       MKT VALUE     AMOUNT      (A)    (B)      (C)   MANAGERS      (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                 OTC EQ      5125109      7,097,329   268,330 N X                                    268,330    0       0
ALLIANCE DATA SYSTEM CORP   COMMON     18581108      4,652,256    60,200 N X                                     60,200    0       0
AGILE SOFTWARE CORP DEL     OTC EQ    00846X105      9,590,062 1,189,834 N X                                  1,189,834    0       0
AMERICAN TECH CERAMIC CORP  COMMON     30137103      3,447,947   144,568 N X                                    144,568    0       0
AUTHORIZE NET HLDG INC      OTC EQ     52686102      3,637,377   203,319 N X                                    203,319    0       0
AMERICA FIRST APARTMENT     OTC EQ    02363X104      1,496,484    60,464 N X                                     60,464    0       0
AQUANTIVE INC               OTC EQ    03839G105     14,371,333   225,256 N X                                    225,256    0       0
AEROFLEX INC                OTC EQ      7768104     20,342,764 1,435,622 N X                                  1,435,622    0       0
ARCHSTONE-SMITH TR          COMMON     39583109      1,282,687    21,700 N X                                     21,700    0       0
ALLTEL CORP                 COMMON     20039103      9,457,000   140,000 N X                                    140,000    0       0
CALL AVAYA INC              CALL O    0534997GV         61,400    29,500 C X                                     29,500    0       0
AVAYA INC                   COMMON     53499109     19,497,352 1,157,800 N X                                  1,157,800    0       0
BIOENVISION INC             OTC EQ    09059N100      6,484,634 1,121,909 N X                                  1,121,909    0       0
BIOMET INC                  OTC EQ     90613100     11,684,249   255,561 N X                                    255,561    0       0
BIOSITE INC                 OTC EQ     90945106      5,550,740    60,008 N X                                     60,008    0       0
CALL CLEAR CHANNEL CO JAN   CALL O    184502902         47,570    13,400 C X                                     13,400    0       0
CALL CDW CORP JUL 80        CALL O    12512N7GP         53,000    10,000 C X                                     10,000    0       0
CDW CORP                    OTC EQ    12512N105     13,744,322   161,755 N X                                    161,755    0       0
CRESCENT REAL ESTATE        COMMON    225756105      5,585,316   248,900 N X                                    248,900    0       0
CERIDIAN CORP               COMMON    156779100     14,035,000   401,000 N X                                    401,000    0       0
COLOR KINETICS INC          OTC EQ    19624P100      2,335,359    69,900 N X                                     69,900    0       0
CT COMMUNICATIONS INC       OTC EQ    126426402     10,497,911   344,081 N X                                    344,081    0       0
CHOLESTECH CORP             OTC EQ    170393102      6,440,871   292,900 N X                                    292,900    0       0
COVANSYS CORP               OTC EQ    22281W103     17,996,642   530,405 N X                                    530,405    0       0
CYTYC CORP                  OTC EQ    232946103     13,443,422   311,840 N X                                    311,840    0       0
CALL DOLLAR GENERAL C       CALL O    256669902         94,300    13,300 C X                                     13,300    0       0
DOLLAR GENERAL CORP         COMMON    256669102      6,907,233   315,111 N X                                    315,111    0       0
DIGENE CORP                 OTC EQ    253752109      9,271,720   154,400 N X                                    154,400    0       0
IMAGE ENTERTAINMENT INC NE  OTC EQ    452439201      1,105,441   254,710 N X                                    254,710    0       0
UTS COINMACH SVC CORP INCO  COMMON    19259W107     12,802,003   644,288 N X                                    644,288    0       0
EGL INC                     OTC EQ    268484102     11,660,391   250,869 N X                                    250,869    0       0
EASYLINK SVCS CORP CL A     OTC EQ    27784T309      2,247,174   399,853 N X                                    399,853    0       0
EAGLE HOSPITALITY PROPERTI  COMMON    26959T102     14,262,150 1,083,750 N X                                  1,083,750    0       0
EQUITY INNS INC             COMMON    294703103        504,000    22,500 N X                                     22,500    0       0
FIRST DATA CORP             COMMON    319963104     15,877,620   486,000 N X                                    486,000    0       0
FIELDSTONE INVST CORP       OTC EQ    31659U300        397,124   109,100 N X                                    109,100    0       0
FIRST REPUBLIC BANK         COMMON    336158100     11,688,329   217,822 N X                                    217,822    0       0
GUITAR CENTER INC           OTC EQ    402040109      2,990,500    50,000 N X                                     50,000    0       0
HARMAN INTERNATIONAL        COMMON    413086109        584,000     5,000 N X                                      5,000    0       0
HARRAHS ENTERTAINMENT INC   COMMON    413619107     13,667,178   160,300 N X                                    160,300    0       0
HIGHLAND HOSPITALITY CORP   COMMON    430141101     15,250,560   794,300 N X                                    794,300    0       0
HUNTSMAN CORP               COMMON    447011107      7,020,728   288,800 N X                                    288,800    0       0
INVESTORS FINANCIAL SERVIC  OTC EQ    461915100     16,293,567   262,925 N X                                    262,925    0       0
IPSCO INC                   COMMON    462622101     23,530,128   148,100 N X                                    148,100    0       0
INTERPOOL INC               COMMON    46062R108      6,552,840   243,600 N X                                    243,600    0       0
INTERTAPE POLYMER GROUP IN  COMMON    460919103      1,893,600   420,800 N X                                    420,800    0       0
KOMAG INC                   OTC EQ    500453204      6,054,221   189,847 N X                                    189,847    0       0
INNKEEPERS USA TRUST        COMMON    4576J0104     11,680,524   658,800 N X                                    658,800    0       0
K2 INC                      COMMON    482732104      9,849,196   648,400 N X                                    648,400    0       0
LAUREATE EDUCATION INC      OTC EQ    518613104      7,323,728   118,776 N X                                    118,776    0       0

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
                                                                                   ITEM 6
             ITEM 1          ITEM 2   ITEM 3        ITEM 4       ITEM 5          INVEST. DISC.       ITEM 7           ITEM 8
                                                                SHARES OR                  SHARED                 VOTING AUTHORITY
                            TITLE OF  CUSIP          FAIR       PRINCIPAL    SOLE  SHARED   OTHER    OTHER      SOLE   SHARED   NONE
     NAME OF ISSUER          CLASS    NUMBER       MKT VALUE     AMOUNT      (A)    (B)      (C)   MANAGERS      (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
LEAR CORP                   COMMON    521865105        356,100    10,000 N X                                     10,000     0      0
CALL ACCREDITED HOME        CALL O    00437P907        126,215    66,800 C X                                     66,800     0      0
ACCREDITED HOME LENDERS     OTC EQ    00437P107        339,918    24,866 N X                                     24,866     0      0
MYERS INDUSTRIES INC        COMMON    628464109     11,827,745   534,950 N X                                    534,950     0      0
OMI CORP NEW                COMMON    Y6476W104        526,500    18,000 N X                                     18,000     0      0
CALL PENN NATIONAL GA       CALL O    707569909        322,500    50,000 C X                                     50,000     0      0
PENN NATIONAL GAMING INC    OTC EQ    707569109      4,089,545    68,057 N X                                     68,057     0      0
PHH CORP NEW                COMMON    693320202      2,337,629    74,900 N X                                     74,900     0      0
PIONEER COMPANIES INC       OTC EQ    723643300      6,237,846   181,491 N X                                    181,491     0      0
CATALINA MARKETING CORP     COMMON    148867104     14,775,075   469,050 N X                                    469,050     0      0
QIAGEN NV EUR 0.01          OTC EQ    N72482107      1,085,190    61,000 N X                                     61,000     0      0
PUT QIAGEN NV SEP           PUT OP    N72482957      1,694,136   330,000 P X                                    330,000     0      0
SPIRIT FINANCE CORP         COMMON    848568309     23,483,824 1,612,900 N X                                  1,612,900     0      0
SLM CORPORATION             COMMON    78442P106      6,587,152   114,400 N X                                    114,400     0      0
SOLECTRON CORP              COMMON    834182107     11,939,392 3,244,400 N X                                  3,244,400     0      0
SYMBION INC                 OTC EQ    871507109        542,750    25,000 N X                                     25,000     0      0
CALL SERVICEMASTER CO       CALL O    81760N909         41,245    14,600 C X                                     14,600     0      0
SERVICEMASTER CO (THE)      COMMON    81760N109      4,709,116   304,600 N X                                    304,600     0      0
24/7 MEDIA INC              OTC EQ    901314203     19,883,992 1,695,140 N X                                  1,695,140     0      0
TODCO                       COMMON    88889T107     22,566,144   477,995 N X                                    477,995     0      0
VENTANA MEDICAL SYSTEM INC  OTC EQ    92276H106      1,553,127    20,100 N X                                     20,100     0      0
VERTRUE INC                 OTC EQ    92534N101      6,127,744   125,620 N X                                    125,620     0      0
WINSTON HOTELS INC          COMMON    97563A102      3,483,000   232,200 N X                                    232,200     0      0